Submission	Oct. 15, 2026
Submission [Line Items]
Central Index Key	0002077033
Registrant Name	Miluna Acquisition Corp
Registration File Number	333-298601
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES